Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	$ 9.8	$ 6.4	$ 0.2
Accumulated non-controlling interest	120.8	127.2
Abosso Goldfields Limited [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	5.2	5.8
Dividends paid to non-controlling interests	0.0	0.0
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	9.2	5.8
Accumulated non-controlling interest	115.3	119.2
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	0.6	0.6
Accumulated non-controlling interest	$ 1.9	$ 2.4
Newshelf 899 (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Phase-in participation term	20 years
BEE partners' stake	10.00%
Newshelf ownership percentage	90.00%